Investments, at Fair Value - Schedule of Investments at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 1,052,997,380	$ 937,223,139
Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	274,016	229,061
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	75,177,993	62,798,457
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	946,506,097	843,621,099
Group variable annuity
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	22,223,077	22,582,827
Common stock of Genworth Financial, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,816,197	7,991,695
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,052,997,380	937,223,139
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	274,016	229,061
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	75,177,993	62,798,457
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	30,810,766	22,894,014
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Balanced funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	44,367,227	39,904,443
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	946,506,097	843,621,099
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	20,330,952	18,905,292
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Stable value funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	21,673,330	22,196,474
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,368,049	6,375,178
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Blend funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	332,321,164	301,936,568
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Foreign blend funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	59,544,731	40,045,845
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Target maturity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	504,267,871	454,161,742
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Group variable annuity
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	22,223,077	22,582,827
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock of Genworth Financial, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,816,197	7,991,695
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	106,491,283	93,602,040
Level 1 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	274,016	229,061
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	75,177,993	62,798,457
Level 1 | Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	30,810,766	22,894,014
Level 1 | Balanced funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	44,367,227	39,904,443
Level 1 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 1 | Stable value funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 1 | Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 1 | Blend funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 1 | Foreign blend funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 1 | Target maturity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 1 | Group variable annuity
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	22,223,077	22,582,827
Level 1 | Common stock of Genworth Financial, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,816,197	7,991,695
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	946,506,097	843,621,099
Level 2 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Balanced funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	946,506,097	843,621,099
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	20,330,952	18,905,292
Level 2 | Stable value funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	21,673,330	22,196,474
Level 2 | Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,368,049	6,375,178
Level 2 | Blend funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	332,321,164	301,936,568
Level 2 | Foreign blend funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	59,544,731	40,045,845
Level 2 | Target maturity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	504,267,871	454,161,742
Level 2 | Group variable annuity
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Common stock of Genworth Financial, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Balanced funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Stable value funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Blend funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Foreign blend funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Target maturity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Group variable annuity
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Common stock of Genworth Financial, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0